SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2025.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including Lyocon beginning January 15, 2026 (see Note 4), as well as entities in which the Company has a controlling financial interest, including Orbit, which was consolidated beginning January 15, 2026 (see Note 4). All significant intercompany balances and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

February 2026 Reverse Stock Split

February 2026 Reverse Stock Split

On February 27, 2026, the Company effected a 1-for-4.99 reverse stock split of its Common Stock (the “February 2026 Reverse Stock Split”) in order to return to compliance with the Minimum Trading Price requirement. Trading of the Company’s Common Stock was halted by NYSE American on February 13, 2026, because the trading price dropped below NYSE American’s Minimum Trading Price of $0.10. The Company’s Common Stock resumed trading on March 2, 2026. The February 2026 Reverse Stock Split affected all stockholders uniformly and did not impact the Company’s total stockholders’ deficit. Any fractional shares resulting from the February 2026 Reverse Stock Split were rounded up to one full share.

Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise, vesting, or conversion of the Company's outstanding stock options, restricted stock units, warrants, convertible notes, preferred stock, and other instruments convertible into or exercisable for Common Stock, as well as the applicable exercise prices, conversion prices, and per share grant date fair values. All share and per share amounts presented in these condensed consolidated financial statements and accompanying notes — including but not limited to earnings per share, weighted-average shares outstanding, shares reserved under equity incentive plans and the employee stock purchase plan, and shares issuable under outstanding derivative and convertible instruments — have been retroactively adjusted to reflect the February 2026 Reverse Stock Split for all periods presented.

February 2026 Reverse Stock Split

On February 27, 2026, the Company effected a 1-for-4.99 reverse stock split of its Common Stock (the “February 2026 Reverse Stock Split”) in order to return to compliance with the Minimum Trading Price requirement. Trading of the Company’s Common Stock was halted by NYSE American on February 13, 2026, because the trading price dropped below NYSE American’s Minimum Trading Price of $0.10. The Company’s Common Stock resumed trading on March 2, 2026. The February 2026 Reverse Stock Split affected all stockholders uniformly and did not impact the Company’s total stockholders’ deficit. Any fractional shares resulting from the February 2026 Reverse Stock Split were rounded up to one full share.

Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise, vesting, or conversion of the Company's outstanding stock options, restricted stock units, warrants, convertible notes, preferred stock, and other instruments convertible into or exercisable for Common Stock, as well as the applicable exercise prices, conversion prices, and per share grant date fair values. All share and per share amounts presented in these consolidated financial statements and accompanying notes — including but not limited to earnings per share, weighted-average shares outstanding, shares reserved under equity incentive plans and the employee stock purchase plan, and shares issuable under outstanding derivative and convertible instruments — have been retroactively adjusted to reflect the February 2026 Reverse Stock Split for all periods presented.

For additional information, see Note 17.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Estimates and assumptions made by management include, but are not limited to, fair value measurements, the valuation of assets acquired and liabilities assumed in business combinations, income taxes and related valuation allowances, and the allowance for credit losses. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Variable Interest Entities

The Company evaluates its interests in other entities to determine whether such entities are variable interest entities ("VIEs") and, if so, whether the Company is the primary beneficiary. An entity is a VIE if its total equity investment at risk is not sufficient to permit it to finance its activities without additional subordinated financial support or have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights. The Company consolidates a VIE when it has both (i) the power to direct the activities that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company reassesses its VIE determinations on an ongoing basis.

Management must make judgments regarding the Company’s level of influence or control over an entity and whether or not the Company is the primary beneficiary of a variable interest entity. Consideration of various factors includes, but is not limited to, the Company’s ability to direct the activities that most significantly impact the entity’s economic performance, the Company’s form of ownership interest, the Company’s representation on the entity’s governing body, the size and seniority of the Company’s investment, the Company’s ability and the rights of other investors to participate in policy making decisions, the Company’s ability to replace the manager. Management’s ability to correctly assess its influence or control over an entity when determining the primary beneficiary of a VIE affects the presentation of these entities in the Company’s Consolidated Financial Statements.

If it is determined that the Company is the primary beneficiary of a non-consolidated VIE, the Company’s Consolidated Financial Statements would be updated to include the operating results of the VIE rather than the results of the variable interest in the VIE. The operating results of the VIE would be presented differently on the Company’s Consolidated Financial Statements and could have an impact on the Company’s operating results and financial position. Refer to Note 4 for description of the Company’s maximum exposure related to non-consolidated VIEs.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Estimates and assumptions made by management include, but are not limited to, fair value measurements, the valuation of equity method investments, income taxes and related valuation allowances, inventory reserve and valuation of stock-based compensation. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are defined as short term, highly liquid investments, which are readily convertible to cash and have remaining maturities of three months or less at the date of acquisition. As of March 31, 2026 and December 31, 2025, cash was primarily held in accounts with a single financial institution that is a licensed and regulated digital banking platform operating under applicable foreign regulatory authorities. The Company has not experienced any losses in such accounts, nor does the Company believe it is exposed to any significant credit risk on cash and cash equivalents. However, any loss incurred or lack of access to such funds could have a significant adverse impact on the Company's financial condition, results of operations, and cash flows. As of each of March 31, 2026 and December 31, 2025, none of the Company's of the cash on hand was considered cash equivalents. Bank overdrafts at the Company's foreign consolidated subsidiaries and affiliates, if any, are classified as current borrowings within current financial liabilities on the condensed consolidated balance sheets.

Cash and Cash Equivalents

Cash equivalents are defined as short term, highly liquid investments, which are readily convertible to cash and have remaining maturities of three months or less at the date of acquisition. As of December 31, 2025, cash was primarily held in accounts with a single financial institution that is a licensed and regulated digital banking platform operating under applicable foreign regulatory authorities. The Company has not experienced any losses in such accounts, nor does the Company believe it is exposed to any significant credit risk on cash and cash equivalents. However, any loss incurred or lack of access to such funds could have a significant adverse impact on the Company's financial condition, results of operations, and cash flows. As of December 31, 2025 and 2024, nil and substantially all, respectively, of the cash on hand was considered cash equivalents.

Restricted Cash

Restricted Cash

Restricted cash represents funds held in U.S.-based banking collateral accounts maintained in connection with outstanding letters of credit related to our contemplated acquisition of a controlling interest in Tekne, as further described in Note 4, which exceeded Federal Deposit Insurance Corporation insurance limits of $250,000 as of March 31, 2026. The letters of credit expire in August 2027, and, in accordance with bank policy, the collateral will be released 30 days after the expiration date. The collateral funds are not invested and earn interest at a rate of 1% per annum. As of March 31, 2026 and December 31, 2025, restricted cash totaled $875,141 and $875,141 respectively, and is included in restricted cash on the consolidated balance sheets.

Restricted Cash

Restricted cash represents funds held in U.S.-based banking collateral accounts maintained in connection with outstanding letters of credit related to our contemplated acquisition of a controlling interest in Tekne, as further described in Note 7, which exceeded Federal Deposit Insurance Corporation insurance limits of $250,000 as of December 31, 2025. The letters of credit expire on August 31, 2026, and, in accordance with bank policy, the collateral will be released 30 days after the expiration date. The collateral funds are not invested and earn interest at a rate of 1% per annum. As of December 31, 2025 and 2024, restricted cash totaled $875,141 and nil, respectively, and is included in restricted cash on the consolidated balance sheets. See Note 7 for additional information.

Concentrations of Credit Risk, Other Risks and Uncertainties

Concentrations of Credit Risk, Other Risks and Uncertainties

The Company's financial instruments that are subject to credit risk consist primarily of (i) cash and cash equivalents, (ii) the SYME Convertible Note Receivable and the Tekne Convertible Note Receivable (each as defined and described in Note 6), for which the fair value option has been elected and credit risk is reflected in the fair value measurement, and (iii) the SYME Bonds (as defined and described in Note 7). At March 31, 2026, substantially all of the Company's cash and cash equivalents were held in accounts with a single financial institution that is a licensed and regulated digital banking platform operating under applicable foreign regulatory authorities. In the event of a failure of the financial institution or restrictions on access to these funds, the Company’s liquidity and ability to fund operations could be materially adversely affected. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date.

During the three months ended March 31, 2026, one customer accounted for 74% of the Company’s revenue. As of March 31, 2026, four customers accounted for approximately 23%, 16%, 16%, and 15% of the Company's accounts receivable, respectively. The Company had no outstanding accounts receivable as of December 31, 2025.

Concentrations of Credit Risk, Other Risks and Uncertainties

The Company's financial instruments that are subject to credit risk consist primarily of (i) cash and cash equivalents, (ii) the Convertible Note Receivable with SYME (as defined and described in Note 6), and (iii) SYME Inventory Advance (as defined and described in Note 6). At December 31, 2025, substantially all of the Company's cash and cash equivalents were held in accounts with a single financial institution that is a licensed and regulated digital banking platform operating under applicable foreign regulatory authorities. At December 31, 2024, substantially all of the Company's cash and cash equivalents were held in one large financial institution located in the United States. In the event of a failure of the financial institution or restrictions on access to these funds, the Company’s liquidity and ability to fund operations could be materially adversely affected. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date.

The Company's future results of operations involve a number of risks and uncertainties. The Company is a defense, security, and critical-infrastructure technology company focused on the development, integration, and deployment of dual-use, non-kinetic, and software-orchestrated solutions addressing modern security and resilience challenges across military, governmental, and civilian domains. The Company operates a modular, platform-based business model that integrates directed-energy technologies, electronic-warfare capabilities, and a software-centric command, control, and orchestration layer through a combination of wholly owned subsidiaries, strategic investments and partnerships, and industrial cooperation arrangements. The Company is subject to the risks associated with such activities, including the need to further develop its technology and its marketing and distribution channels; further develop its supply chain and manufacturing; and hire additional management and other key personnel. Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations, are dependent upon future events, including its ability to access potential markets and secure long-term financing.

During the year ended December 31, 2024, two customers accounted for 50% and 25% of the Company’s revenue. The Company had no outstanding accounts receivable as of December 31, 2025 and 2024.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company's assets and liabilities, including cash equivalents, restricted cash, prepaid expenses and other current assets, certain acquisition and investment-related assets, accounts payable, accrued expenses, certain debt instruments and certain acquisition and investment-related liabilities, which qualify as financial instruments under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820 — Fair Value Measurement ("ASC 820"), approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature. For information concerning the fair values of certain of our assets and liabilities, including how we arrive at our fair value measurements, see Note 5.

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

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Level 1: Valuations based on quoted prices for identical assets and liabilities in active markets.
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Level 2: Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
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Level 3: Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value option for certain financial instruments

The Company elected the fair value option (“FVO”) for recognition of (i) certain debt instruments, as described in Notes 5 and 9, and (ii) the Convertible Note Receivable with SYME (as defined and described in Note 6), as permitted under ASC 825, Financial Instruments ("ASC 825"). Under this option, financial instruments are initially recognized at fair value as an asset or liability on the consolidated balance sheets with subsequent changes in fair value, inclusive of interest, market risk, and other factors affecting valuation, reflected in the consolidated statements of operations. The Company elected to recognize interest expense or income within the line item presented for the change in the fair value of the asset or liability. Additionally, the change in fair value of financial liabilities attributable to the change in the instrument-specific credit risk is required to be presented separately in other comprehensive income. For the year ended December 31, 2025, the change in fair value related to a change in the instrument-specific credit risk was immaterial. All costs associated with the issuance of financial instruments accounted for using the FVO are expensed upon issuance or as incurred. See Notes 6 and 9 for additional information.

Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

The Company evaluates financial assets measured at amortized cost for expected credit losses in accordance with ASC 326-20, Financial Instruments — Credit Losses ("CECL"). Financial assets within the scope of CECL include trade receivables. Financial assets for which the fair value option has been elected are excluded from the scope of CECL and are instead measured at fair value through net loss.

The Company estimates the allowance for credit losses on its financial assets within the scope of CECL based on historical loss experience, current conditions and reasonable and supportable forecasts affecting the collectability of the reported amounts. The estimate of expected credit losses considers, among other factors, the financial condition and creditworthiness of the borrower, the underlying collateral, macroeconomic conditions, and the expected duration of the asset. The Company may also incorporate probability-of-default and loss-given-default assumptions or other valuation techniques when appropriate. Adjustments to the allowance for credit losses are recognized in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss. Recoveries of amounts previously written off are recorded when received.

As of March 31, 2026, allowance for credit losses was $12,026. There were no accounts receivable as of December 31, 2025.

The Company writes off financial assets against the allowance when it determines the asset is uncollectible.

Allowance for Credit Losses

The Company evaluates financial assets measured at amortized cost, including trade receivables, notes receivable, loans and other financing receivables, for expected credit losses in accordance with ASC 326, Financial Instruments—Credit Losses. The Company estimates an allowance for credit losses based on historical loss experience, current conditions and reasonable and supportable forecasts affecting the collectability of the reported amounts. The estimate of expected credit losses considers, among other factors, the financial condition and creditworthiness of the borrower, the underlying collateral, macroeconomic conditions, and the expected duration of the asset. The Company may also incorporate probability-of-default and loss-given-default assumptions or other valuation techniques when appropriate. Financial assets for which the fair value option has been elected are excluded from the scope of ASC 326 and are instead measured at fair value through net loss. Recoveries of amounts previously written off are recorded when received.

The Company writes off financial assets against the allowance when it determines the asset is uncollectible. As of December 31, 2025, the Company evaluated its financial assets within the scope of ASC 326 for expected collectibility and determined that the $110,000 receivable related to the Liqueous Settlement Agreement, as defined and described in Note 7, was uncollectible, resulting in the recognition of a loss of the same amount within other gain (loss), net on the consolidated statement of operations for the year ended December 31, 2025.

Inventories, Net

Inventories, Net

Cost of inventories is determined (i) for raw materials, using the first-in, first-out (“FIFO”) method and includes purchase price and other costs directly attributable to acquisition and (ii) for work in progress and finished goods, using the standard cost method, which approximates actual cost which includes direct materials, direct labor and a proportionate share of manufacturing overhead costs based on normal capacity. Standard costs are reviewed periodically and adjusted, as necessary, to approximate actual costs. The Company reviews inventories for excess, obsolete or slow-moving items and records write-downs to net realizable value when net realizable value is less than carrying value. The Company records provisions for excess and obsolete inventories based on factors such as forecasted demand, product life cycles, slow‑moving items and market conditions; such provisions are included in cost of revenue and are recorded as a reduction of the carrying value of inventories.

In addition, the Company may recognize separate impairment charges when events or changes in circumstances indicate that the carrying value of inventory is not recoverable. During the three months ended March 31, 2025, the Company incurred a loss on impairment of inventory in the amount of $1,526,467, which was recorded on the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information. There was no impairment loss recognized during the three months ended March 31, 2026.

Inventories, Net

All inventories are stated at the lower of cost determined on the first in, first out basis or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predicted costs of completion, disposal, and transportation. Inventory includes parts and components that may be specialized in nature and subject to obsolescence. The Company maintains a reserve for excess or obsolete inventory items. On a quarterly basis, the Company reviews inventory quantities on hand in comparison to past consumption, recent purchases, and other factors to determine what inventory quantities, if any, may not be sellable. Based on this review, inventories are written off and charged to cost of revenue when identified as excess or obsolete. Subsequent changes in facts and circumstances do not result in an increase in the reserve previously recognized. In addition, the Company may recognize separate impairment charges when events or changes in circumstances indicate that the carrying value of inventory is not recoverable. During the year ended December 31, 2025, the Company incurred a loss on impairment of inventory in the amount of $1,526,467, which was recorded on the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. The Company provides for depreciation and amortization of property and equipment on a straight-line basis for financial accounting purposes, and on an accelerated basis for tax purposes, over the estimated useful life of the respective asset.

Maintenance and repairs are charged to expense as incurred and major renewals or betterments which extend the life of such assets are capitalized based on the shorter of the life of the lease or the estimated useful life. The net gain or loss on property retired or otherwise disposed of is credited or charged to operating expenses and the costs and accumulated depreciation and amortization are removed from the accounts.

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description of property and equipment	Years
Computer equipment	5
Machinery and equipment	6 - 7

During the three months ended March 31, 2025, the Company recorded a loss on impairment of property and equipment in the amount of $4,388,279, which was recorded on the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information. There was no impairment loss recognized for the three months ended March 31, 2026.

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. The Company provides for depreciation and amortization of property and equipment on a straight-line basis for financial accounting purposes, and on an accelerated basis for tax purposes, over the estimated useful life of the respective asset.

Maintenance and repairs are charged to expense as incurred and major renewals or betterments which extend the life of such assets are capitalized based on the shorter of the life of the lease or the estimated useful life. The net gain or loss on property retired or otherwise disposed of is credited or charged to operating expenses and the costs and accumulated depreciation and amortization are removed from the accounts.

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description of property and equipment	Years
Computer equipment	5
Office furniture and equipment	7
Leasehold improvements	The shorter of the lease term or useful life
Machinery and equipment	10

During the year ended December 31, 2025, the Company recorded a loss on impairment of property and equipment in the amount of $4,388,279, which was recorded on the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information. There was no impairment loss recognized for the year ended December 31, 2024.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use ("ROU") assets, and operating lease liabilities, current, and noncurrent, on the consolidated balance sheets. The Company currently does not have any finance lease arrangements.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease. As the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company's lease terms may include an option to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognized lease expense for these leases on a straight-line basis over the lease term.

During the year ended December 31, 2025, the Company recorded a loss on impairment of operating lease right-of-use asset in the amount of $150,077, which was recorded on the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information. There was no impairment loss recognized for the year ended December 31, 2024.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets being reviewed for impairment, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets. For the year ended December 31, 2025, the Company recorded a loss on impairment of inventories, property and equipment and operating lease right-of-use asset in the amount of $6,064,823 which is reflected in the consolidated statement of operations within loss on impairment of inventories, property and equipment and operating lease right-of-use asset. Refer to Note 3 for further information. There was no impairment loss recognized for the year ended December 31, 2024.

Equity Method Investment

Investments in Equity Securities

The Company's investments in equity securities are measured at fair value on a recurring basis, with changes in fair value recognized in change in fair value of investments in the condensed consolidated statements of operations and comprehensive loss and carrying values included within investments at fair value on the condensed consolidated balance sheet. For investments that would otherwise be accounted for under the equity method of accounting, the Company has elected the fair value option in accordance with ASC 825-10. The Company applies appropriate valuation techniques to determine fair value, maximizing the use of observable inputs to the extent available. Refer to Notes 4 and 7 for additional information regarding specific investments and the related fair value measurements.

Equity Method Investment

The Company accounts for its investment in Orbit, as further defined and described in Note 4, over which it has significant influence but does not have control, using the equity method of accounting in accordance with ASC 323, Investments—Equity Method and Joint Ventures. Under the equity method, investments, originally recorded at cost, which includes the fair value of the consideration paid, inclusive of directly attributable transaction costs, and the fair value of non-cash consideration paid, are adjusted to recognize our share of net earnings or losses of the investee as they occur rather than as dividend distributions are received, with our recognition of losses generally limited to the extent of our investment in, and advances and commitments to, the investee. When the cost of an equity method investment exceeds the Company’s proportionate share of the investee’s net assets, the resulting basis difference is allocated to identifiable assets and liabilities based on their estimated fair values at the acquisition date. Basis differences attributable to finite-lived intangible assets are amortized over their estimated useful lives, with such amortization reflected in equity method earnings (losses). Any remaining basis difference attributable to goodwill is not amortized and is included in the carrying amount of the equity method investment, which is evaluated for impairment. All costs directly associated with the acquisition of an investment to be accounted for using the equity method are included in the carrying amount of the investment. For additional information regarding our equity method investment, see Note 4.

Revenue Recognition

Revenue Recognition

Beginning in 2026, the Company’s primary business activity involves the sale of directed-energy systems, high-powered laser solutions, and integrated defense and security technologies, as well as related installation, support, and service offerings. The Company operates a dual-use business model, serving both defense and commercial markets across Europe and the United States.

Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price, and (5) recognize revenue when or as the Company satisfies a performance obligation. At contract inception, the Company determines whether the goods or services to be provided are distinct and distinct within the context of the contract to determine whether the contract has a single performance obligation or multiple performance obligations. A performance obligation is distinct when it is separately identifiable from other items in a bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer.

Standalone selling prices are primarily determined based on the prices contractually stated for each performance obligation, which the Company considers observable. When a standalone selling price is not directly observable — for example, in contracts containing multiple performance obligations without separately stated prices — the Company estimates the standalone selling price using the expected cost plus a margin approach, taking into consideration market conditions, customer-specific factors, and the Company’s pricing practices for similar offerings.

Payment terms vary by contract but generally range from 30 to 90 days. The Company has elected the practical expedient not to adjust the transaction price for the effects of a significant financing component when the period between transfer of goods or services and payment is one year or less. Amounts billed or collected in advance of revenue recognition are recorded as deferred revenue, which is a contract liability, and are recognized as revenue when the related performance obligations are satisfied. Contract assets represent revenue recognized in excess of billings for which the right to payment is conditional and are reclassified to accounts receivable when the right to consideration becomes unconditional.

Orbit

The Company’s contracts with customers may include multiple performance obligations, which primarily consist of (i) software-as-a-service (“SaaS”) and hosted software subscriptions, (ii) application maintenance services (“AMS”), and (iii) professional services. The transaction price is allocated to each performance obligation based on its relative standalone selling price.

SaaS and Hosted Software Subscriptions. The Company provides customers with hosted access to its or third party's software solutions under subscription arrangements, typically through customer-dedicated virtual machine environments based on a largely standardized product configuration. Revenue from SaaS and hosted software subscriptions is recognized ratably over the contractual subscription term.

Application Maintenance Services. AMS includes technical support, updates, and unspecified upgrades associated with legacy perpetual license arrangements. Revenue from AMS is recognized ratably over the service period.

Professional Services. Professional services consist primarily of implementation, integration, customization, data migration, and training services. Revenue from professional services is generally recognized as the services are performed. In certain cases, professional services are combined with SaaS subscriptions and recognized over the subscription term.

Upfront and Onboarding Activities. Upfront and onboarding activities generally do not transfer a distinct good or service and are deferred and recognized over the term of the associated SaaS arrangement.

For arrangements that involve third‑party software, cloud services or maintenance, the Company evaluates whether it acts as principal or agent in the transaction in accordance with ASC 606’s control‑based model. The Company is a principal when it controls the specified goods or services before they are transferred to the customer and therefore recognizes revenue on a gross basis for its proprietary SaaS and hosted software subscriptions, related support and maintenance, and for third‑party solutions when it is primarily responsible for fulfillment, has discretion in establishing pricing and is exposed to inventory or similar risks. The Company is an agent when its performance obligation is to arrange for a third party to provide the specified goods or services, in which case revenue is recognized on a net basis in the amount of any fee or commission retained.

Lyocon

Product Sales. The Company’s revenue is primarily derived from the sale of products. Revenue from product sales is recognized at a point in time when control of the product transfers to the customer, which occurs upon shipment or delivery, depending on the contractual shipping terms.

Professional Services. A small portion of the Company’s revenue is derived from services, which are generally limited in scope and duration. Revenue from services is recognized at a point in time when the services are performed.

The Company provides customers with a standard warranty, generally for a period of 12 months, which assures that its products are free from defects and comply with agreed-upon specifications at the time of sale. The Company accounts for these warranties as assurance-type warranties in accordance with ASC 460, Guarantees. The Company records an accrued warranty liability at the time of sale, with a corresponding charge to cost of sales, based on historical claim experience, estimated repair and replacement costs, and other relevant factors. The warranty liability is included in accrued liabilities or other current liabilities. The Company periodically evaluates the adequacy of the warranty reserve and adjusts the liability as necessary based on actual experience and changes in estimates, with such adjustments recorded in cost of sales.

Revenue Recognition

The Company's primary business activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars. The Company accounts for revenue contracts with customers by applying the requirements of FASB ASC 606 — Revenue from Contracts with Customers ("ASC 606"), which includes the following steps:

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identification of the contract, or contracts, with a customer;
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identification of the performance obligations in the contract;
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determination of the transaction price;
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allocation of the transaction price to the performance obligations in the contract; and
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recognition of revenue when, or as, the Company satisfies a performance obligation.

In all sales arrangements, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount the Company expects to be entitled to receive in exchange for those goods and services.

At contract inception, the Company assesses the goods or services promised within each contract and determines the performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes revenue for the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Determining the method and amount of revenue to recognize requires the Company to make judgments and estimates which include determining whether the performance obligation is satisfied over time or at a point in time, the selection of method to measure progress towards completion, and determining if the contract includes any variable consideration or material right elements.

The Company’s primary performance obligations include product sales and installation services. Revenue for product sales is recognized when the customer obtains control of the product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract. Revenue for installation services is recognized over time, as the service is rendered. For this performance obligation, the Company has a right to consideration from customers that corresponds directly with the value to the customers of the Company's performance completed to date, and as such, the Company recognizes revenue in the amount to which it has a right to invoice the customer. Typically, invoices are issued upon shipment or completion of services, which varies based on the product and service duration.

The Company allocates the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved standard pricing related to the performance obligations.

The Company recognizes freight and shipping costs associated with outbound freight after control over a product has transferred to a customer, as a fulfillment cost and includes those costs in materials within cost of revenue. Revenue received from shipping and handling fees is reflected in net revenue.

The Company's standard terms and conditions which are applicable to the Company's contracts covering the sale of its products include warranty provisions that provide assurance to its customers that the products will comply with agreed upon specifications, which is standard in the industry. The product warranty is accounted for in accordance with the guidelines under ASC 460-10 — Guarantees. Therefore, losses from warranty obligations are accrued when the amount of loss can be reasonably estimated, and the information is available before the financial statements are issued or are available to be issued.

The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flow are most significantly affected by its customer concentration, changes in technology, and adverse changes in the economy that may have an adverse impact on the ability of customers to contract with and pay the Company.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of FASB ASC 740 — Income Taxes ("ASC 740"), which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. Income taxes are recognized for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for income tax purposes. Deferred tax assets and liabilities are determined based upon the difference between the financial statement and income tax basis of assets and liabilities, as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (credit) is the result of changes in the deferred tax assets and liabilities.

In the event of the future consequences of differences between financial reporting bases and tax bases of assets and liabilities result in a deferred tax asset, the Company performs an evaluation of the probability of being able to realize future benefits indicated by such asset. A valuation allowance related to a net deferred tax asset is recorded when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company recorded a full valuation allowance as of December 31, 2025 and 2024, as it is more likely than not that the Company will not be able to utilize the net deferred tax assets in the foreseeable future (see Note 14, Income Taxes). The Company maintains valuation allowances until sufficient evidence exists to support the reversal of such valuation allowances.

The Company recognizes in its financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of operating expense. Management has evaluated the Company's tax positions and concluded the Company has taken no uncertain tax positions that would require adjustments to the financial statements to comply with the provisions of this guidance. As there were no uncertain tax positions as of December 31, 2025 and 2024, no interest or penalties were recorded to operating expenses. Tax returns filed by the Company remain open to federal and state income tax examinations through the statutory time periods.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of the direct costs of providing services to customers, including employee compensation and related benefits, and materials, labor and manufacturing overhead related to products sold, including lower of cost or net realizable value adjustments and write-downs for excess or obsolete inventory, as applicable.

Cost of Revenue

Cost of revenue primarily consists of the cost of materials, overhead and employee compensation associated with the manufacturing of our high-powered lasers. Product cost also includes lower of cost or net realizable value ("LCNRV") adjustments to inventory for adjustments to reduce the carrying value of inventory if its value is greater than the net realizable value, as well as adjustments for excess or obsolete inventory.

Research and Development Expenses

Research and Development Expenses

Research and development expenses ("R&D") consist primarily of compensation and related costs for personnel, including stock-based compensation, employee benefits, training, travel, third-party consulting services, laboratory supplies, and research and development equipment depreciation incurred to further our commercialization development efforts. We anticipate research and development expenses will increase significantly as we expand our product portfolio. R&D costs are charged to the statements of operations and comprehensive loss as incurred and are included in operating expenses.

Research and Development Expenses

Research and development expenses ("R&D") consist primarily of compensation and related costs for personnel, including stock-based compensation, employee benefits, training, travel, third-party consulting services, laboratory supplies, and research and development equipment depreciation incurred to further our commercialization development efforts. We anticipate research and development expenses will increase significantly as we expand our product portfolio. R&D costs are charged to the statement of operations as incurred and are included in operating expenses.

Selling and Marketing Expenses

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of compensation and related costs for the Company’s direct sales force, sales management, and marketing and include stock-based compensation, employee benefits, and travel for selling and marketing employees as well as costs related to trade shows, marketing programs, third-party consulting expenses, branding and public relations activities, and application lab depreciation expenses. The Company expects selling and marketing expenses to increase in future periods as it expands its sales force, marketing, and customer support organizations and increase its participation in trade shows and marketing programs. Selling and marketing costs are charged to the statements of operations and comprehensive loss as incurred and are included in operating expenses.

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of compensation and related costs for the Company’s direct sales force, sales management, and marketing and include stock-based compensation, employee benefits, and travel for selling and marketing employees as well as costs related to trade shows, marketing programs. third-party consulting expenses, branding and public relations activities, and application lab depreciation expenses. The Company expects selling and marketing expenses to increase in future periods as it expands its sales force, marketing, and customer support organizations and increase its participation in trade shows and marketing programs. Selling and marketing costs are charged to the statement of operations as incurred and are included in operating expenses.

General and Administrative Expenses

General and Administrative Expenses

The Company’s general and administrative expenses consist primarily of compensation and related costs for its finance, human resources and other administrative personnel, and include stock-based compensation, employee benefits and travel expenses. In addition, general and administrative expenses include the Company’s third-party consulting and advisory services, legal, audit, accounting services and facilities costs, as well as transaction expenses. The Company expects its general and administrative expenses to increase for the foreseeable future as it scales headcount with the growth of its business through acquisitions and investments, and as a result of operating as a public company, including compliance with the rules and regulations of the SEC, legal, audit, additional insurance expenses, investor relations activities, and other administrative and professional services. General and administrative costs are charged to the statements of operations and comprehensive loss as incurred and are included in operating expenses.

General and Administrative Expenses

The Company’s general and administrative expenses consist primarily of compensation and related costs for its finance, human resources and other administrative personnel, and include stock-based compensation, employee benefits and travel expenses. In addition, general and administrative expenses include the Company’s third-party consulting and advisory services, legal, audit, accounting services and facilities costs, as well as transaction expenses. The Company expects its general and administrative expenses to increase for the foreseeable future as it scales headcount with the growth of its business through acquisitions and investments, and as a result of operating as a public company, including compliance with the rules and regulations of the SEC, legal, audit, additional insurance expenses, investor relations activities, and other administrative and professional services. General and administrative costs are charged to the statement of operations as incurred and are included in operating expenses.

Stock-Based Compensation Expenses

Stock-Based Compensation Expenses

The Company measures and recognizes the compensation expenses for all stock-based awards made to employees, directors, and consultants based on estimated grant date fair values. The fair value of employee stock options is estimated on the grant date using the Black-Scholes model. The fair value for time-based stock awards is based on the grant date share price reduced by the present value of the expected dividend yield prior to vesting. The fair value of market-based stock awards is estimated using an option-pricing model on the date of grant. Stock-based compensation is reduced for forfeitures, which are accounted for as they occur.

Mandatorily Redeemable Preferred Stock

Tekne Subordinated Convertible Note

Equity-classified instruments that are redeemable for cash or other assets upon the occurrence of events not solely within the Company's control are classified as temporary equity and presented between liabilities and stockholders' equity in accordance with ASC 480-10-S99-3A. Such instruments are initially recorded at fair value. Subsequent measurement depends on whether the instrument is currently redeemable or whether redemption is probable; if neither condition is met, the carrying amount is not remeasured. Refer to Note 4 for additional information regarding the Tekne Subordinated Convertible Note recorded within temporary equity.

Mandatorily Redeemable Preferred Stock

The Company accounts for mandatorily redeemable preferred stock in accordance with ASC 480, Distinguishing Liabilities from Equity. Preferred stock that is mandatorily redeemable on a fixed or determinable date, or upon the occurrence of an event certain to occur, is classified as a liability on the consolidated balance sheets. Mandatorily redeemable preferred stock is initially recognized at its fair value, and subsequently measured at its redemption value. See Note 10 for additional information.

Net Loss Per Common Share

Net Earnings or Loss Per Common Share ("EPS")

The Company's basic EPS is calculated by dividing net loss by the weighted-average number of shares of Common Stock outstanding for the period. Contingently issuable shares are included in basic and diluted EPS only when all specified contingencies other than time have been satisfied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised, vested, or converted into Common Stock, and is computed by dividing net income or loss available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, adjusted for the effect of potentially dilutive shares of Common Stock using the treasury stock or if-converted methods, as applicable. For additional information on the Company's outstanding Common Stock equivalents excluded from the calculation of net loss per common share, see Note 15.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

ASU 2024-04

In December 2024, the Financial Accounting Standards Board (“FASB") issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions. The amendments expand the application of the induced conversion guidance to instruments with cash conversion features and establish three criteria that must be met for a settlement to qualify as an induced conversion: (1) the conversion privileges must be changed and exercisable only for a limited period of time, (2) the form and amount of consideration offered must be preserved from the original terms, and (3) the conversion feature must be substantive at both the issuance date and the date the offer is accepted. The Company adopted ASU 2024-04 effective January 1, 2026 on a prospective basis. The adoption of ASU 2024-04 did not have an impact on the Company's condensed consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

ASU 2024-03

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. This new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the condensed consolidated financial statements. The Company is in the process of finalizing the disclosures that will be required by the adoption of the provisions of ASU 2024-03, and will adopt these amendments for annual disclosures in the Annual Report on Form 10-K for the year ending December 31, 2027.

ASU 2025-03

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The amendments require an acquirer to apply the factors in ASC 805-10-55-11 through 55-15 to identify the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity that meets the definition of a business and the transaction is effected primarily by exchanging equity interests, consistent with the framework used when the legal acquiree is a voting interest entity. The ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, and is applied prospectively. Early adoption is permitted. The Company will continue to evaluate the impact of this guidance, which will depend on the nature of future business combinations.

ASU 2025-11

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements, which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statement disclosures.

Recently Adopted Accounting Pronouncements

ASU 2023-09

In December 2023, the Financial Accounting Standards Board (“FASB") issued Accounting Standards Update (“ASU") 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. We adopted ASU 2023-09 on January 1, 2025 on a retrospective basis and the information presented in Note 14 reflects the enhanced disclosures.

New Accounting Pronouncements Not Yet Adopted

ASU 2024-03

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. This new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is in the process of finalizing the disclosures that will be required by the adoption of the provisions of ASU 2024-03, and will adopt these amendments for annual disclosures in the Annual Report on Form 10-K for the year ending December 31, 2027.

ASU 2025-11

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements, which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statement disclosures.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The reporting currency of our company is the U.S. dollar. The functional currency of our foreign operations generally is the applicable local currency for each foreign subsidiary and equity method investee. Assets and liabilities of foreign subsidiaries are translated at the spot rate in effect at the applicable reporting date. Generally, the amounts reported in our condensed consolidated statements of operations and comprehensive loss are translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive earnings or loss. Generally, the cash flows from our operations in foreign countries are translated at the average rate for the applicable period in our condensed consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our condensed consolidated balance sheets related to these non-functional currency transactions result in transaction gains and losses that are reflected in our condensed consolidated statements of operations and comprehensive loss as unrealized (based on the applicable period end exchange rates) or realized upon settlement of the transactions. Such transactions were not material during the three months ended March 31, 2026.

Variable Interest Entities

Variable Interest Entities

The Company evaluates its interests in other entities to determine whether such entities are variable interest entities ("VIEs") and, if so, whether the Company is the primary beneficiary. An entity is a VIE if its total equity investment at risk is not sufficient to permit it to finance its activities without additional subordinated financial support. The Company consolidates a VIE when it has both (i) the power to direct the activities that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company reassesses its VIE determinations on an ongoing basis.

Business Combinations

Business Combinations

The results of a business acquired in a business combination are included in the Company’s financial statements from the date of acquisition with the associated purchase price allocated to the identifiable assets and liabilities of the acquired business at their acquisition date fair values in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill. Based on the nature of the businesses that the Company acquires, goodwill arising from acquisitions typically consists of synergies with previously acquired businesses and economies of scale resulting from centralizing shared service functions.

During the measurement period, which is up to one year from acquisition date, the Company may adjust provisional amounts that were recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

Determining the fair value of assets acquired and liabilities assumed requires management to make significant judgments and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies.

Contingent consideration arrangements arising from business combinations are recognized at fair value as of the acquisition date as a component of the total consideration transferred. The Company classifies contingent consideration as a liability or equity based on the terms of the arrangement. Contingent consideration classified as a liability is remeasured each reporting period, with changes in the fair value included in the condensed consolidated statements of operations and comprehensive loss. Changes in fair value resulting from both the passage of time (i.e., accretion) and revisions to the amount or timing of estimated payments are classified in the same line item in the consolidated statements of operations and comprehensive loss. The classification of contingent consideration is reassessed at each reporting period. Contingent consideration classified as equity is not subsequently remeasured and its settlement is accounted for within equity.

Acquisition-related transaction costs are expensed in the period in which the costs are incurred.

For additional information regarding the Company's business combinations, see Note 4.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company’s primary intangible assets relate to (i) goodwill, (ii) developed technology, (iii) customer relationships and (iv) trademarks. Intangible assets acquired in connection with business combinations are initially recorded at their respective fair values. Goodwill represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired in a business combination and is allocated to reporting units. The Company has one reporting unit. The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing a quantitative impairment test.

Goodwill and other intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying amount may not be recoverable. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset (or asset group) to the undiscounted future cash flows expected to be generated by the asset, and any impairment loss is measured as the amount by which the carrying amount exceeds the asset’s fair value.

For additional information regarding the Company's goodwill and intangible assets, see Note 4.

Post-Employment Benefits

Post-Employment Benefits

The Company’s foreign consolidated subsidiaries and affiliates provide post-employment benefits to employees under the Trattamento di Fine Rapporto (“TFR”) as required by Italian law. TFR represents a statutory employee leaving indemnity obligation that is accrued on an individual employee basis and is generally payable upon termination of employment.

The TFR obligation is accounted for as a defined benefit plan. The related liability is measured based on the present value of the estimated future obligation. Remeasurements of the net defined benefit liability are recognized in accumulated other comprehensive income.